Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The provision for income taxes for the years ended December 31, consists of the following:

	2013	2012	2011
Current:
Federal	$731,772	$1,487,108	$1,281,207
State	21,902	210,840	218,358
Deferred:
Federal	1,372,228	345,392	384,793
State	330,098	51,660	68,642
	$2,456,000	$2,095,000	$1,953,000

A reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

	2013	2012	2011

Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	3%	2%	2%
Tax exempt investment income	(7)%	(7)%	(8)%
Earnings from bank owned life insurance	(2)%	(2)%	(3)%
Other	1%	—%	—%
Effective tax rate expense	29%	27%	25%

The components of deferred income taxes included in other assets in the statements of condition are approximately as follows:

	2013	2012
	Asset (Liability)
Allowance for loan losses	$1,191,000	$1,063,000
Deferred compensation	282,000	237,000
Investment security charges/adjustments	3,267,000	5,239,000
Pension benefits	82,000	447,000
Purchase accounting adjustments	17,000	—
Unrealized losses on securities available-for-sale	671,000	—
Start up costs	140,000	—
Unrealized losses on securities held-to-maturity	1,720,000	—
AMT credit	19,000	—
Accrued bonus	145,000	—
Stock compensation	183,000	—
Other	—	23,000
subtotal deferred tax assets	7,717,000	7,009,000
Depreciation	(702,000)	(754,000)
Mortgage related fees	(392,000)	(362,000)
Intangible amortization	(1,076,000)	(983,000)
Prepaid expenses	(129,000)	(192,000)
Other	(35,000)	(1,000)
Purchase accounting adjustments	—	(63,000)
Unrealized gains on securities available-for-sale	—	(1,964,000)
subtotal deferred tax liability	(2,334,000)	(4,319,000)
Total deferred income tax asset, net	$5,383,000	$2,690,000

11.    Income Taxes (Continued)

Realization of deferred tax assets is dependent upon the ability to carry back deductions to prior periods when the deferred tax assets are realized and/or in generating sufficient taxable income in future periods.  Based on the Company’s history of taxable income and expected future taxable income, the Company has determined that a valuation allowance is not required.

At December 31, 2013 and December 31, 2012, the Company had no unrecognized tax benefits.  The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

At December 31, 2013 and December 31, 2012, there were no amounts accrued for interest and penalties.

The Company is subject to U.S. federal income tax as well as New York state income tax.  The Company is no longer subject to federal or state examinations for tax years prior to 2010.  The tax years of 2010-2013 remain open to federal and state examination.